Exhibit 99.8

Digital Risk, LLC

Form ABS Due Diligence 15-E

BOMFT 2017-RT5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILGENCE SERVICES FOR ASSET-BACKED SECURITIES

Item 1: Identity of the person providing third-party due diligence services

Legal Name: Digital Risk, LLC

Business Name (If Different):

Principal Business Address: 2301 Maitland Center Parkway, Maitland, FL 32751

Item 2: Identity of the person who paid the person to provide due diligence services

Legal Name: Bayview Fund Management, LLC

Business Name (If Different):

Principal Business Address: 4425 Ponce de Leon Blvd., 5th Floor Coral Gables, FL 33146

Item 3: Credit rating criteria

Not applicable.

Item 4: Description of the due diligence performed

See attached.

Item 5: Summary of findings and conclusions of review

See attached.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects.

Name of Person Identified in Item 1: Digital Risk, LLC

(Print name of duly authorized person)

By: Joseph Chacko

(Signature)
Date: ____________________________

Item 4: Description of the due diligence performed

(1) Type of assets that were reviewed.

Digital Risk, LLC (“Digital Risk”) performed certain due diligence services described below on re-performing mortgage loans originated between 1984 and 2016 in connection with the trade BOMFT 2017-RT5 (the “Trade”) via files imaged and provided by the person identified in Item 2 ("Client") (collectively the “Review”).

(2) Sample size of the assets reviewed.

The Review consisted of a population of 4,703 Servicing Pay String reviews and 73 Compliance reviews.

(3) Determination of the sample size and computation.

The Pay String Review was performed on 100% of the total trade population.

The Client selected the loans within the Compliance Review sample at random from the population, which represents approximately 1.6% of the total trade population.

(4) Quality or integrity of information or data about the assets: review and methodology.

Not applicable.

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not applicable.

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

For the Compliance Review, Digital Risk reviewed each Loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. Compliance Review includes:

1.	Federal Disclosures. Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

a.	Service Provider List

b.	Home Ownership Counseling Disclosure

c.	ARM Disclosure

2.	Right to Cancel. Notice of Right to Cancel (rescission) Review: Confirm transaction date, expiration date, and disbursement date

3.	Originator License. Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents.

4.	Closing Documents. Review closing documents to ensure that the Loan information is complete, accurate, and consistent with other documents, and confirm collateral documents have been recorded or sent for recording

5.	Higher-Priced and High Cost Loans. Determine whether the Loan is a “High-Cost” or “Higher-Priced” Loan within the meaning of Federal regulations. Review interest rates and fees to ensure that the Loan complies with:

a.	Federal High Cost provisions

b.	Federal Higher Priced Mortgage Loan provisions

c.	Local and/or State Anti-predatory and High Cost provisions

d.	HOEPA Points and Fees Requirements

6.	RESPA 2010 Compliance Review. For Loans originated between January 1, 2010 and October 2, 2015, the Compliance Review also includes:

a.	Review of final HUD-l and GFEs

Review of Tolerance Chart against final binding GFE for any Cost to Cure as applicable for loans subject to RESPA 2010.

(8) Other: review and methodology.

Servicing Pay String Review Scope (24 Month)

For the Pay String Review, Digital Risk performed a review of the servicing history in comparison with the delinquency string for loans, which includes the following:

1.	Based on electronic loan level calculated delinquency string and servicing payment history for the most recent 24 months.

2.	Manual review of servicing payment history to validate the calculated delinquency string taking into account the following:

a.	Due date at each month end;

b.	Date of any payments received;

c.	Payment reversals and re-applications; and

d.	Due date changes resulting from loan modifications.

3.	Provide a report of loans with discrepancies between the calculated delinquency string and the review performed by Digital Risk, which displays the review results for each loan and the servicer-provided pay string results. Delinquencies are reported in 30 day increments ranging from 31 days delinquent through charge-off.

Item 5: Summary of findings and conclusions of review

Compliance Review:

Of the 73 files reviewed, 64 loans were given a compliance grade of “1,” which is equivalent to a Fitch or DBRS grade of “A.” 9 loans were given a compliance grade of “4,” which is equivalent to a Fitch or DBRS grade of “D.”

Compliance Grade	Count of Loan Number
1	64
4	9
Grand Total	73

Fitch Grade	Count of Loan Number
A	64
D	9
Grand Total	73

DBRS Grade	Count of Loan Number
A	64
D	9
Grand Total	73

Servicing Pay String Review (24 Month):

A total of 4,703 Servicing Pay String Reviews were included within BOMFT 2017-RT5. A summary of the results is provided below.

Review Type	Loan Count	Variances
Servicing Pay String Review (24 Month)	4,703	510